Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Brokerage And Custodial Fees [Abstract]
Brokerage fees	$ 6,457,574	$ 10,012,903	$ 13,657,635	$ 21,290,632	$ 37,951,047	$ 54,834,417	$ 57,320,020
Custodial fees	145	184	325	324	687	512	155
Total	$ 6,457,719	$ 10,013,087	$ 13,657,960	$ 21,290,956	$ 37,951,734	$ 54,834,929	$ 57,320,175